Aug. 27, 2026
Invesco Financial Preferred ETF | Invesco Financial Preferred ETF
Investment Objective
The Invesco Financial Preferred ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%

Other Expenses	0.06

Total Annual Fund Operating Expenses	0.56

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$57	$179	$313	$702

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an index fund that seeks to track the investment results of the Underlying Index.
ICE Data Indices, LLC (the “Index Provider”) compiles and calculates the Underlying Index, a market capitalization weighted index designed to track the performance of exchange-listed and fixed rate U.S. dollar denominated preferred securities issued in the U.S. domestic market by financial companies. The Index Provider considers financial companies to be banking, brokerage, finance, investment and insurance companies. Securities that qualify for inclusion in the Underlying Index must be listed on either The Nasdaq Stock Market (“Nasdaq”) or the New York Stock Exchange (“NYSE”) as their primary listing exchange. The Underlying Index only includes securities with no final maturity date (i.e., perpetuals) and whose payments are “qualified dividend income” (“QDI”) under the U.S. tax code. Further, the Underlying Index only includes securities that are rated at least B3 by Moody’s Ratings (“Moody’s”) or B- by S&P Global Ratings (“S&P”), that have a minimum amount outstanding of $250 million, and that meet other minimum liquidity, trading volume and other requirements, as determined by the Index Provider.
In general, preferred stock is a class of equity security that pays distributions to preferred stockholders. Preferred stockholders have priority over common stockholders in the payment of specified dividends, such that preferred stockholders receive dividends before any dividends are paid to common stockholders. In addition, preferred stock takes precedence over common stock in receiving proceeds from an issuer in the event of the issuer’s liquidation, but is generally junior to debt, including senior and subordinated debt. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights. Preferred stocks have economic characteristics similar to fixed-income securities; for example, preferred stocks generally pay dividends at a specified rate, which may be fixed or variable. The Underlying Index may include fixed-to-floating rate preferred securities (securities that have an initial term with a fixed dividend rate and subsequently bear a floating dividend rate), provided that these securities are callable within the fixed rate period and are at least one day from the last call before transitioning from a fixed rate to a floating rate. Preferred stocks often have a liquidation value that equals the original purchase price of the stock at the time of issuance.
As of June 30, 2026, the Underlying Index was comprised of 99 constituents.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the  Investment Company Act of 1940, as amended (the “1940 Act”).
In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in preferred securities of companies in the financials sector, and in derivatives and other investments that have economic characteristics similar to preferred securities of companies in the financials sector (the “80% investment policy”). For purposes of the 80% investment policy, the Fund considers the components of the Underlying Index to be preferred securities of companies in the financials sector.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2026, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2026	-0.20%
Best Quarter	September 30, 2024	8.01%
Worst Quarter	March 31, 2020	-9.09%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	12/1/2006	3.11%	-0.38%	2.76%
Return After Taxes on Distributions		1.51	-1.77	1.38
Return After Taxes on Distributions and Sale of Fund Shares		2.79	-0.39	2.03

ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes)[1]		3.60	—	—

Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes)[2]		3.60	0.06	3.13

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.30	-0.36	2.01

S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)		5.01	2.12	4.15

1
Prior to the commencement date of February 23, 2021, performance for the Underlying Index is not available.
2
The Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index reflects the performance of the Wells Fargo Hybrid and Preferred Securities Financial Index, the previous underlying index, for the period through June 30, 2021 and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.